UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

December 31, 2011

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 38.5%

	Capital Markets – 5.9%

75,432	Deutsche Bank Capital Funding Trust I	7.350%	BBB+	$1,524,481

498,051	Deutsche Bank Capital Funding Trust V	8.050%	BBB+	11,360,543

180,000	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB+	3,297,600

179,600	Morgan Stanley Capital Trust IV	6.250%	BBB+	3,728,496

270,010	Morgan Stanley Capital Trust VI	6.600%	BBB+	5,861,917

287,440	Morgan Stanley Capital Trust VII	6.600%	BBB+	6,254,694

126,621	Morgan Stanley Capital Trust VIII	6.450%	BBB+	2,755,273
	Total Capital Markets			34,783,004
	Commercial Banks – 1.9%

184,704	Barclays Bank PLC	8.125%	BBB+	4,115,205

159,129	Barclays Bank PLC	7.750%	BBB+	3,354,439

90,357	HSBC Holdings PLC	8.000%	A+	2,354,703

98,131	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	1,447,432
	Total Commercial Banks			11,271,779
	Diversified Financial Services – 12.7%

154,260	Citigroup Capital Trust VII	7.125%	BBB	3,733,092

226,473	Citigroup Capital Trust XII	8.500%	BBB	5,698,061

325,000	Citigroup Capital XIII	7.875%	BBB	8,469,500

66,400	Citigroup Capital XIX	7.250%	BBB	1,616,840

119,753	Citigroup Inc.	8.125%	BBB	3,123,158

893,187	Countrywide Capital Trust III	7.000%	BBB–	18,113,832

139,147	Fleet Capital Trust VIII	7.200%	BBB–	2,885,909

612,868	ING Groep N.V	8.500%	BBB	13,348,265

589,748	ING Groep N.V	7.375%	BBB	10,869,056

184,918	ING Groep N.V	7.200%	BBB	3,457,967

58,482	ING Groep N.V	7.050%	BBB	1,059,109

134,010	ING Groep N.V	6.375%	BBB	2,243,327

18,031	ING Groep N.V	6.200%	BBB	296,249

6,281	ING Groep N.V	6.125%	BBB	102,443
	Total Diversified Financial Services			75,016,808
	Electric Utilities – 0.9%

49,000	Southern California Edison Company	6.500%	BBB	5,108,250
	Insurance – 10.4%

536,148	Aegon N.V	7.250%	BBB+	11,854,232

48,646	Aegon N.V	6.500%	BBB+	963,191

380,164	Aegon N.V	6.375%	BBB+	7,401,793

668,922	Allianz SE	8.375%	A+	17,078,448

202,428	Assured Guaranty Municipal Holdings	6.875%	A–	4,862,321

16,323	Aviva PLC,	8.250%	A–	410,034

707,781	Endurance Specialty Holdings Limited	7.500%	BBB–	18,041,338

1,250	Principal Financial Group	5.563%	BBB	122,305

12,250	Protective Life Corporation	7.250%	BBB	307,965

14,123	Selective Insurance Group	7.500%	BBB–	353,216
	Total Insurance			61,394,843

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2011

Shares	Description (1)		Coupon	Ratings (2)	Value

	Real Estate Investment Trust – 1.2%

63,943	PS Business Parks, Inc.		6.700%	BBB–	$1,594,738

191,067	Vornado Realty Trust		6.875%	BBB–	5,137,792
	Total Real Estate Investment Trust				6,732,530
	U.S. Agency – 5.5%

35,000	Cobank Agricultural Credit Bank, 144A		7.814%	A	1,678,908

527,250	Cobank Agricultural Credit Bank, 144A		7.000%	A	23,956,922

18,600	Cobank Agricultural Credit Bank, 144A		11.000%	A	977,664

107,000	Cobank Agricultural Credit Bank		11.000%	A	5,778,000
	Total U.S. Agency				32,391,494
	Total $25 Par (or similar) Preferred Securities (cost $219,889,860)				226,698,708

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 0.2%

	California – 0.1%

$275	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$273,097

140	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13, 144A		No Opt. Call	N/R	141,827
415	Total California				414,924
	Florida – 0.1%

415	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20, 144A		No Opt. Call	BBB–	408,468
	Idaho – 0.0%

20	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12		No Opt. Call	BBB	19,968
	Louisiana – 0.0%

195	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17 (4), (5), 144A		1/12 at 100.00	N/R	2
	Texas – 0.0%

55	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12		2/12 at 100.00	N/R	55,055
$1,100	Total Taxable Municipal Bonds (cost $1,099,954)				898,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 6.4%

	Insurance – 6.4%

$16,225	American International Group, Inc.	8.175%	5/15/68	BBB	$14,440,250

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,150,564

1,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	1,540,629

15,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	18,380,585

1,215	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	1,069,854
36,150	Total Insurance				37,581,882
$36,150	Total Corporate Bonds (cost $37,693,442)				37,581,882

2	Nuveen Investments

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 54.7%

	Capital Markets – 1.5%

10,000	Aberdeen Asset Management PLC, Perpetual Subordinated Capital Securities, Reg S	7.900%	5/29/49	N/R	$8,825,000
	Commercial Banks – 11.6%

10,430	Abbey National Capital Trust I	8.963%	6/30/30	A–	9,387,000

2,450	Banco Santander Finance	10.500%	9/29/49	A–	2,401,571

1,000	Barclays Bank PLC	6.278%	12/15/34	BBB+	689,688

13,950	BNP Paribas, 144A (6)	7.195%	12/25/37	A–	9,730,125

2,000	HBOS Capital Funding LP, Notes	6.850%	3/23/49	BB	1,200,000

3,380	HVB Funding Trust III, 144A	9.000%	10/22/31	BBB–	2,670,200

8,870	Rabobank Nederland, 144A	11.000%	6/30/19	A+	10,377,900

1,000	Republic New York Capital I	7.750%	11/15/26	A+	1,002,500

1,130	Standard Chartered PLC, 144A	7.014%	7/30/37	A	1,030,508

28,114	Wells Fargo & Company, Series K	7.980%	9/15/99	A	30,117,123
	Total Commercial Banks				68,606,615
	Diversified Financial Services – 7.6%

7,900	CitiGroup Capital XXI	8.300%	12/21/77	BBB	7,890,125

31,578	JP Morgan Chase & Company	7.900%	4/30/18	A	33,620,781

3,049	MBNA Capital Trust	8.278%	12/01/26	BBB–	2,827,948

500	NB Capital Trust IV	8.250%	4/15/27	BBB–	460,000
	Total Diversified Financial Services				44,798,854
	Electric Utilities – 0.8%

4,959	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	4,837,505
	Insurance – 27.3%

18,145	AXA SA, 144A	6.379%	12/14/36	BBB+	11,794,250

84,424	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	8,104,704

21,354	Catlin Insurance Company Limited, 144A	7.249%	1/19/17	BBB+	18,150,900

2,400	Dai-Ichi Mutual Life, 144A	7.250%	12/29/49	A–	2,415,929

2,695	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB+	2,371,600

17,745	Financial Security Assurance Holdings, 144A	6.400%	12/15/36	BBB+	11,534,250

17,800	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	12,549,000

19,897	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	BBB–	24,970,735

27,436	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	31,345,630

7,492	National Financial Services Inc.	6.750%	5/15/37	BBB	6,480,580

11,705	Prudential PLC	7.750%	3/23/49	A–	11,330,440

1,100	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB–	953,614

8,913	StanCorp Financial Group Inc.	6.900%	6/01/17	BBB	8,043,133

3,455	Swiss Re Capital I, 144A	6.854%	5/25/16	A	2,936,259

8,735	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	8,058,038
	Total Insurance				161,039,062
	Real Estate Investment Trust – 2.5%

13	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	A–	14,981,060

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2011

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Agency – 3.4%

1,650	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	A	$1,574,939

15,750	Farm Credit Bank of Texas	10.000%	12/15/60	A	18,397,969
	Total U.S. Agency				19,972,908
	Total Capital Preferred Securities (cost $330,355,167)				323,061,004

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.4%

$2,340	Repurchase Agreement with State Street Bank, dated 12/30/11, repurchase price $2,340,366, collateralized by $2,230,000 U.S. Treasury Notes, 2.250%, due 7/31/18, value $2,388,888	0.010%	1/03/12		$2,340,363
	Total Short-Term Investments (cost $2,340,363)				2,340,363
	Total Investments (cost $591,378,786) – 100.2%				590,580,374
	Other Assets Less Liabilities – (0.2)% (7)				(1,171,625)
	Net Assets – 100%				$589,408,749

Investments in Derivatives at December 31, 2011

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$35,000,000	Receive	3-Month USD-LIBOR	2.480%	Semi-Annually	11/15/12	11/15/22	$(691,913)
Morgan Stanley	$20,000,000	Receive	3-Month USD-LIBOR	2.908	Semi-Annually	11/15/12	11/15/41	(891,492)
								$(1,583,405)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$171,998,213	$54,700,495	$—	$226,698,708
Taxable Municipal Bonds	—	898,415	2	898,417
Corporate Bonds	—	37,581,882	—	37,581,882
Capital Preferred Securities	—	323,061,004	—	323,061,004
Short-Term Investments	—	2,340,363	—	2,340,363
Derivatives:
Forward Swaps*	—	(1,583,405)	—	(1,583,405)
Total	$171,998,213	$416,998,754	$2	$588,996,969
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Balance at the beginning of period	$149,305
Gains (losses):
Net realized gains (losses)	(407,830)
Net change in unrealized appreciation (depreciation)	370,694
Purchases at cost	—
Sales at proceeds	(112,170)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$2

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps, net*	$—	Unrealized deprecation on forward swaps, net*	$1,583,405
*	Value represents cumulative gross unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments (excluding investments in derivatives) was $592,617,270.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$20,937,411
Depreciation	(22,974,307)
Net unrealized appreciation (depreciation) of investments	$(2,036,896)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for Investments in Derivatives.

(7)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at December 31, 2011.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund

December 31, 2011

Shares	Description (1)			Value

	COMMON STOCKS – 8.2%

	Automobiles – 0.6%

600	General Motors Company, (2)			$12,162
	Communications Equipment – 1.2%

1,400	Cisco Systems, Inc.			25,312
	Diversified Financial Services – 1.2%

900	Citigroup Inc.			23,679
	Insurance – 2.3%

4,000	Genworth Financial Inc., Class A, (2), (3)			26,200

700	MetLife, Inc., (3)			21,826
	Total Insurance			48,026
	Metals & Mining – 1.5%

700	Barrick Gold Corporation, (3)			31,675
	Oil, Gas, & Consumable Fuels – 1.4%

2,300	Talisman Energy Inc., (3)			29,325
	Total Common Stocks (cost $177,064)			170,179

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.5%

	Diversified Financial Services – 1.0%

255	CitiGroup Inc., Convertible	7.500%	N/A	$20,719
	Real Estate Investment Trust – 0.5%

500	CommonWealth REIT, Convertible	6.500%	Baa3	10,145
	Total Convertible Preferred Securities (cost $32,108)			30,864

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 81.9%

	Commercial Banks – 12.5%

2,700	Associated Banc-Corp.	8.000%	BB+	$67,905

1,600	First Naigara Finance Group	8.625%	BB+	41,050

1,200	HSBC Holdings PLC	8.000%	A+	31,272

690	Popular Inc.	8.250%	B2	12,075

38	U.S. Bancorp.	3.500%	A	27,284

3,000	Zions Bancorporation	9.500%	BB	75,750
	Total Commercial Banks			255,336
	Consumer Finance – 5.5%

1,230	Ally Financial Inc.	8.500%	B	22,620

1,100	GMAC LLC	7.250%	BB	22,407

3,100	HSBC Finance Corporation	6.360%	A	65,875

36	SLM Corporation, Series A	6.970%	BB	1,444
	Total Consumer Finance			112,346
	Diversified Financial Services – 6.6%

2,000	Bank of America Corporation	8.200%	BBB–	44,200

50	Bank of America Corporation	7.250%	BBB–	39,401

2,000	Citigroup Inc.	8.500%	BBB	52,000
	Total Diversified Financial Services			135,601

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

December 31, 2011

Shares	Description (1)	Coupon		Ratings (4)	Value

	Electric Utilities – 6.8%

3,000	BGE Capital Trust II	6.200%		BBB–	$76,800

2,500	PPL Electric Utilities Corporation	6.250%		BBB–	63,360
	Total Electric Utilities				140,160
	Insurance – 19.7%

1,660	American Financial Group	7.000%		BBB+	43,509

3,000	Aspen Insurance Holdings Limited	7.401%		BBB–	74,100

2,500	Endurance Specialty Holdings Limited	7.750%		BBB–	63,825

1,200	Endurance Specialty Holdings Limited	7.500%		BBB–	30,588

900	Montpelier Re Holdings Limited	8.875%		BB+	24,525

2,000	PLC Capital Trust III	7.500%		BBB	50,560

1,900	Principal Financial Group	6.518%		BBB	47,823

2,500	Prudential Financial Inc.	9.000%		BBB+	68,025
	Total Insurance				402,955
	Multi-Utilities – 7.5%

3,000	DTE Energy Company	6.500%		BBB–	80,580

2,500	Scana Corporation	7.700%		BBB–	73,200
	Total Multi-Utilities				153,780
	Oil, Gas, & Consumable Fuels – 2.3%

1,000	Magnum Hunter Resources Corporation	10.250%		BB–	25,250

500	Magnum Hunter Resources Corporation	8.000%		NA	22,260
	Total Oil, Gas, & Consumable Fuels				47,510
	Real Estate Investment Trust – 19.4%

1,209	Apartment Investment & Management Company	7.750%		Ba3	30,298

700	Apartment Investment & Management Company	7.000%		Ba3	16,975

4,000	Ashford Hospitality Trust Inc.	9.000%		N/A	97,400

2,200	CommonWealth REIT	7.250%		Baa3	53,878

2,600	Dupont Fabros Technology	7.875%		Ba2	65,286

2,500	Kimco Realty Corporation, Series G	7.750%		Baa2	64,375

2,500	Vornado Realty LP	7.875%		BBB	68,700
	Total Real Estate Investment Trust				396,912
	Wireless Telecommunication Services – 1.6%

1,211	United States Cellular Corporation	6.950%		Baa2	32,234
	Total $25 Par (or similar) Preferred Securities (cost $1,635,519)				1,676,834

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CAPITAL PREFERRED SECURITIES – 4.7%

	Insurance – 4.7%

1	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	$96,000
	Total Capital Preferred Securities (cost $87,723)				96,000

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 2.9%

	Independent Power Producers & Energy Traders – 1.5%

$32	NRG Energy Inc., 144A	7.875%	5/15/21	BB	$31,200
	Insurance – 1.4%

31	Genworth Financial Inc.	7.200%	2/15/21	BBB	28,290
$63	Total Corporate Bonds (cost $58,834)				59,490
	Total Investments (cost $1,991,248) – 99.2%				2,033,367
	Other Assets Less Liabilities – 0.8% (5)				16,850
	Net Assets – 100%				$2,050,217

Investments in Derivatives at December 31, 2011

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value
(3)	Barrick Gold Corporation	$(15,750)	4/21/12	$52.5	$(339)
(20)	Genworth Financial Inc.	(14,000)	3/17/12	7.0	(1,150)
(7)	MetLife Inc.	(21,700)	3/17/12	31.0	(1,694)
(12)	Talisman Energy Inc.	(14,400)	4/21/12	12.0	(2,010)
(42)	Total Call Options Written (premiums received $6,246)	$(65,850)			$(5,193)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$170,179	$—	$—	$170,179
Convertible Preferred Securities	30,864	—	—	30,864
$25 Par (or similar) Preferred Securities	1,560,349	116,485	—	1,676,834
Corporate Bonds	—	59,490	—	59,490
Capital Preferred Securities	—	96,000	—	96,000
Derivatives:
Call Options Written	(5,193)	—	—	(5,193)
Total	$1,756,199	$271,975	$—	$2,028,174

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

December 31, 2011

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$5,193

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments (excluding investments in derivatives) was $2,007,992.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	93,659
Depreciation	(68,284)
Net unrealized appreciation (depreciation) of investments	25,375

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for Investments in Derivatives.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other Assets Less Liabilities includes value of derivative instruments as noted within Investments in Derivatives at December 31, 2011.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	No available

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

10	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2012